Appendix IV (Tables)	12 Months Ended
Dec. 31, 2018
Appendix IV
Schedule of movement in property, plant and equipment

(Expressed in thousands of Euros)

	Balances at					Translation	Balances at
	31/12/2017	Additions	Business combination	Transfers	Disposals	differences	31/12/2018
Cost:
Land and buildings	673,534	1,223	19,344	6,051	(280)	26,540	726,412
Plant and machinery	1,704,679	57,699	79,003	100,961	(15,855)	58,366	1,984,853
Fixed Assets under construction	262,119	182,016	1,746	(106,473)	—	5,983	345,391
	2,640,332	240,938	100,093	539	(16,135)	90,889	3,056,656

Accumulated depreciation:
Buildings	(66,765)	(15,224)	(4,682)	—	222	(2,929)	(89,378)
Plant and machinery	(810,782)	(141,985)	(46,995)	(23)	13,025	(25,975)	(1,012,735)
	(877,547)	(157,209)	(51,677)	(23)	13,247	(28,904)	(1,102,113)
Impairment of other property, plant and equipment	(2,732)	81	—	—	—	91	(2,560)
Carrying amount	1,760,053	83,810	48,416	516	(2,888)	62,076	1,951,983

(See note 3)

This appendix forms an integral part of note 9 to the consolidated financial statements.

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2017

(Expressed in thousands of Euros)

	Balances at					Translation	Balances at
	31/12/2016	Additions	Business combination	Transfers	Disposals	differences	31/12/2017
Cost:
Land and buildings	687,856	28,503	19,628	12,694	(823)	(74,324)	673,534
Plant and machinery	1,655,837	82,234	9,068	123,816	(10,098)	(156,178)	1,704,679
Fixed Assets under construction	275,003	149,610	555	(137,073)	—	(25,976)	262,119
	2,618,696	260,347	29,251	(563)	(10,921)	(256,478)	2,640,332

Accumulated depreciation:
Buildings	(59,376)	(14,708)	—	—	710	6,609	(66,765)
Plant and machinery	(746,268)	(136,314)	—	34	7,993	63,773	(810,782)
	(805,644)	(151,022)	—	34	8,703	70,382	(877,547)
Impairment of other property, plant and equipment	(3,200)	258	—	—	—	210	(2,732)
Carrying amount	1,809,852	109,583	29,251	(529)	(2,218)	(185,886)	1,760,053